Income Tax Benefit (Expense) - Schedule of Income Tax Recognized in Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current tax expense
Current period	$ (8,678)	$ (2,569)	$ (2,344)
Adjustment for prior period	(40)	(187)
Current tax expense	(8,718)	(2,756)	(2,344)
Deferred tax benefit (expense)
Origination of temporary differences	17,508	7,139	9,148
Change in tax rate		(575)
Recognition of previously unrecognized tax losses	591	10,224	118,253
Utilization of previously recognized tax losses	(36,312)	(34,323)	(1,789)
Others	235	(325)	537
Deferred tax benefit (expense) (refer note 20)	(17,978)	(17,860)	126,149
Total	$ (26,696)	$ (20,616)	$ 123,805	$ (26,696)